Quarterly Report
June 30, 2020
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.2%
AT&T, Inc.	13,721,083	$414,788,339
CenturyLink, Inc.	10,939,032	109,718,491
Verizon Communications, Inc.	7,503,783	413,683,557
		938,190,387
ENTERTAINMENT — 20.7%
Activision Blizzard, Inc.	5,436,876	412,658,889
Electronic Arts, Inc. (a)	3,197,134	422,181,545
Live Nation Entertainment, Inc. (a)	1,573,395	69,748,600
Netflix, Inc. (a)	917,857	417,661,649
Take-Two Interactive Software, Inc. (a)	1,261,877	176,120,173
Walt Disney Co.	3,679,877	410,343,084
		1,908,713,940
INTERACTIVE MEDIA & SERVICES — 47.8%
Alphabet, Inc. Class A (a)	760,881	1,078,967,302
Alphabet, Inc. Class C (a)	741,632	1,048,378,411
Facebook, Inc. Class A (a)	8,880,817	2,016,567,116
Twitter, Inc. (a)	8,689,516	258,860,682
		4,402,773,511
MEDIA — 17.2%
Charter Communications, Inc. Class A (a)	805,915	411,048,887
Comcast Corp. Class A	10,539,414	410,826,358
Discovery, Inc. Class A (a) (b)	1,772,170	37,392,787
Discovery, Inc. Class C (a)	3,503,485	67,477,121
DISH Network Corp. Class A (a)	2,847,850	98,279,303
Fox Corp. Class A	3,794,651	101,772,540
Fox Corp. Class B	1,763,730	47,338,513
Interpublic Group of Cos., Inc.	4,314,848	74,042,792
News Corp. Class A	4,306,468	51,074,710
News Corp. Class B	1,348,608	16,115,866
Omnicom Group, Inc.	2,373,111	129,571,861
ViacomCBS, Inc. Class B (b)	5,986,764	139,611,336
		1,584,552,074
WIRELESS TELECOMMUNICATION SERVICES — 4.1%
T-Mobile US, Inc. (a)	3,676,034	382,858,941
TOTAL COMMON STOCKS (Cost $8,949,734,147)		9,217,088,853
Security Description	Shares	Value
RIGHTS — 0.0% (c)
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
T-Mobile US, Inc. (expires 07/27/20) (a)	4,069,722	$683,713
TOTAL RIGHTS (Cost $1,505,797)		683,713
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	57,815	57,838
State Street Navigator Securities Lending Portfolio II (f) (g)	29,450,485	29,450,485
TOTAL SHORT-TERM INVESTMENTS (Cost $29,508,323)		29,508,323
TOTAL INVESTMENTS — 100.3% (Cost $8,980,748,267)		9,247,280,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(31,522,089)
NET ASSETS — 100.0%		$9,215,758,800
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,217,088,853	$—	$—	$9,217,088,853
Rights	683,713	—	—	683,713
Short-Term Investments	29,508,323	—	—	29,508,323
TOTAL INVESTMENTS	$9,247,280,889	$—	$—	$9,247,280,889
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,889,562	$4,890,051	$89,859,403	$94,684,306	$(7,310)	$—	57,815	$57,838	$62,919
State Street Navigator Securities Lending Portfolio II	4,017,892	4,017,892	176,454,013	151,021,420	—	—	29,450,485	29,450,485	38,305
Total		$8,907,943	$266,313,416	$245,705,726	$(7,310)	$—		$29,508,323	$101,224
See accompanying notes to schedule of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 1.3%
Aptiv PLC	1,670,477	$130,163,568
BorgWarner, Inc. (a)	1,291,952	45,605,905
		175,769,473
AUTOMOBILES — 2.7%
Ford Motor Co.	24,343,293	148,007,221
General Motors Co.	7,848,227	198,560,143
		346,567,364
DISTRIBUTORS — 1.0%
Genuine Parts Co.	899,026	78,179,301
LKQ Corp. (b)	1,894,323	49,631,263
		127,810,564
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc. (a)	1,199,501	17,128,874
HOTELS, RESTAURANTS & LEISURE — 18.8%
Carnival Corp. (a)	2,952,448	48,479,196
Chipotle Mexican Grill, Inc. (b)	159,911	168,283,940
Darden Restaurants, Inc.	809,404	61,328,541
Domino's Pizza, Inc.	243,783	90,063,192
Hilton Worldwide Holdings, Inc.	1,727,886	126,913,227
Las Vegas Sands Corp.	2,094,203	95,370,005
Marriott International, Inc. Class A	1,677,229	143,788,842
McDonald's Corp.	4,601,224	848,787,791
MGM Resorts International (a)	3,073,726	51,638,597
Norwegian Cruise Line Holdings, Ltd. (a) (b)	1,597,550	26,247,747
Royal Caribbean Cruises, Ltd. (a)	1,070,005	53,821,251
Starbucks Corp.	7,279,578	535,704,145
Wynn Resorts, Ltd.	605,008	45,067,046
Yum! Brands, Inc.	1,875,739	163,020,476
		2,458,513,996
HOUSEHOLD DURABLES — 4.5%
D.R. Horton, Inc.	2,061,662	114,319,158
Garmin, Ltd.	904,720	88,210,200
Leggett & Platt, Inc. (a)	824,491	28,980,859
Lennar Corp. Class A	1,711,414	105,457,331
Mohawk Industries, Inc. (b)	370,732	37,725,688
Newell Brands, Inc.	2,378,685	37,773,518
NVR, Inc. (b)	21,564	70,271,685
PulteGroup, Inc.	1,570,834	53,455,481
Whirlpool Corp. (a)	387,399	50,179,792
		586,373,712
INTERNET & DIRECT MARKETING RETAIL — 28.6%
Amazon.com, Inc. (b)	1,107,153	3,054,435,839
Booking Holdings, Inc. (b)	255,081	406,175,680
eBay, Inc.	4,116,338	215,901,928
Expedia Group, Inc.	844,178	69,391,432
		3,745,904,879
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Hasbro, Inc. (a)	794,081	$59,516,371
MULTILINE RETAIL — 6.3%
Dollar General Corp. (a)	1,568,727	298,858,181
Dollar Tree, Inc. (b)	1,478,426	137,020,521
Kohl's Corp.	983,014	20,417,201
Target Corp.	3,116,084	373,711,954
		830,007,857
SPECIALTY RETAIL — 28.6%
Advance Auto Parts, Inc.	430,636	61,344,098
AutoZone, Inc. (b)	145,504	164,145,972
Best Buy Co., Inc.	1,416,604	123,627,031
CarMax, Inc. (a) (b)	1,014,224	90,823,759
Gap, Inc. (a)	1,326,655	16,742,386
Home Depot, Inc.	6,655,480	1,667,264,295
L Brands, Inc. (a)	1,454,397	21,772,323
Lowe's Cos., Inc.	4,348,529	587,573,239
O'Reilly Automotive, Inc. (b)	462,575	195,054,000
Ross Stores, Inc.	2,214,765	188,786,569
Tiffany & Co.	680,609	82,993,461
TJX Cos., Inc.	7,465,148	377,437,883
Tractor Supply Co.	720,604	94,968,401
Ulta Beauty, Inc. (a) (b)	350,935	71,387,198
		3,743,920,615
TEXTILES, APPAREL & LUXURY GOODS — 7.5%
Hanesbrands, Inc. (a)	2,168,948	24,487,423
NIKE, Inc. Class B	7,673,391	752,375,988
PVH Corp. (a)	442,078	21,241,848
Ralph Lauren Corp. (a)	297,745	21,592,467
Tapestry, Inc.	1,720,638	22,850,073
Under Armour, Inc. Class A (a) (b)	1,174,429	11,438,939
Under Armour, Inc. Class C (a) (b)	1,224,661	10,826,003
VF Corp.	1,987,126	121,095,458
		985,908,199
TOTAL COMMON STOCKS (Cost $13,549,148,217)		13,077,421,904
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	4,076,767	4,078,398
State Street Navigator Securities Lending Portfolio II (e) (f)	169,697,370	169,697,370
TOTAL SHORT-TERM INVESTMENTS (Cost $173,775,571)		173,775,768
TOTAL INVESTMENTS — 101.3% (Cost $13,722,923,788)		13,251,197,672
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(163,739,160)
NET ASSETS — 100.0%		$13,087,458,512

See accompanying notes to schedule of investments.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,077,421,904	$—	$—	$13,077,421,904
Short-Term Investments	173,775,768	—	—	173,775,768
TOTAL INVESTMENTS	$13,251,197,672	$—	$—	$13,251,197,672
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,102,149	$10,103,159	$204,623,955	$210,628,699	$(20,214)	$197	4,076,767	$4,078,398	$107,906
State Street Navigator Securities Lending Portfolio II	84,833,593	84,833,593	1,128,507,793	1,043,644,016	—	—	169,697,370	169,697,370	638,090
Total		$94,936,752	$1,333,131,748	$1,254,272,715	$(20,214)	$197		$173,775,768	$745,996
See accompanying notes to schedule of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 24.4%
Brown-Forman Corp. Class B	1,492,105	$94,987,404
Coca-Cola Co.	28,301,813	1,264,525,005
Constellation Brands, Inc. Class A	1,374,250	240,425,037
Molson Coors Beverage Co. Class B	1,538,713	52,870,179
Monster Beverage Corp. (a)	3,058,871	212,040,938
PepsiCo, Inc.	10,159,058	1,343,637,011
		3,208,485,574
FOOD & STAPLES RETAILING — 19.3%
Costco Wholesale Corp.	1,939,728	588,144,927
Kroger Co.	6,432,667	217,745,778
Sysco Corp.	4,153,419	227,025,883
Walmart, Inc.	10,367,548	1,241,824,899
Walgreens Boots Alliance, Inc.	6,029,105	255,573,761
		2,530,315,248
FOOD PRODUCTS — 18.0%
Archer-Daniels-Midland Co.	4,545,172	181,352,363
Campbell Soup Co. (b)	1,384,546	68,715,018
Conagra Brands, Inc.	3,985,301	140,163,036
General Mills, Inc.	4,959,472	305,751,449
Hershey Co.	1,206,011	156,323,146
Hormel Foods Corp. (b)	2,293,136	110,689,675
J.M. Smucker Co.	933,077	98,728,877
Kellogg Co. (b)	2,046,760	135,208,966
Kraft Heinz Co.	5,098,612	162,594,737
Lamb Weston Holdings, Inc.	1,194,935	76,392,195
McCormick & Co., Inc.	1,011,608	181,492,591
Mondelez International, Inc. Class A	11,679,673	597,181,680
Tyson Foods, Inc. Class A	2,408,058	143,785,143
		2,358,378,876
HOUSEHOLD PRODUCTS — 26.3%
Church & Dwight Co., Inc.	2,011,984	155,526,363
Clorox Co.	1,023,497	224,524,537
Colgate-Palmolive Co.	7,008,211	513,421,538
Kimberly-Clark Corp.	2,786,373	393,853,823
Procter & Gamble Co.	18,126,203	2,167,350,093
		3,454,676,354
Security Description	Shares	Value
PERSONAL PRODUCTS — 2.7%
Coty, Inc. Class A (b)	2,445,503	$10,931,398
Estee Lauder Cos., Inc. Class A	1,839,042	346,990,445
		357,921,843
TOBACCO — 8.9%
Altria Group, Inc.	15,205,335	596,809,399
Philip Morris International, Inc.	8,227,627	576,427,547
		1,173,236,946
TOTAL COMMON STOCKS (Cost $14,583,776,111)		13,083,014,841
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	17,810,771	17,817,895
State Street Navigator Securities Lending Portfolio II (e) (f)	26,331,258	26,331,258
TOTAL SHORT-TERM INVESTMENTS (Cost $44,149,153)		44,149,153
TOTAL INVESTMENTS — 99.9% (Cost $14,627,925,264)		13,127,163,994
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		13,525,930
NET ASSETS — 100.0%		$13,140,689,924
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,083,014,841	$—	$—	$13,083,014,841
Short-Term Investments	44,149,153	—	—	44,149,153
TOTAL INVESTMENTS	$13,127,163,994	$—	$—	$13,127,163,994
See accompanying notes to schedule of investments.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	637,217	$637,281	$522,323,465	$505,098,726	$(44,125)	$—	17,810,771	$17,817,895	$172,569
State Street Navigator Securities Lending Portfolio II	121,441,491	121,441,491	586,711,029	681,821,262	—	—	26,331,258	26,331,258	187,267
Total		$122,078,772	$1,109,034,494	$1,186,919,988	$(44,125)	$—		$44,149,153	$359,836
See accompanying notes to schedule of investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 8.4%
Baker Hughes Co.	10,589,199	$162,967,773
Halliburton Co. (a)	14,181,936	184,081,529
National Oilwell Varco, Inc. (a)	6,275,973	76,880,669
Schlumberger, Ltd.	22,435,249	412,584,229
TechnipFMC PLC	6,799,411	46,507,971
		883,022,171
OIL, GAS & CONSUMABLE FUELS — 91.4%
Apache Corp.	6,101,460	82,369,710
Cabot Oil & Gas Corp.	6,443,363	110,696,976
Chevron Corp.	27,051,835	2,413,835,237
Concho Resources, Inc.	3,179,872	163,763,408
ConocoPhillips	11,182,176	469,875,036
Devon Energy Corp.	6,186,722	70,157,427
Diamondback Energy, Inc.	2,551,284	106,694,697
EOG Resources, Inc.	9,409,289	476,674,581
Exxon Mobil Corp.	52,985,473	2,369,510,353
Hess Corp.	4,220,486	218,663,380
HollyFrontier Corp.	2,407,727	70,305,628
Kinder Morgan, Inc.	31,440,648	476,954,630
Marathon Oil Corp. (a)	12,776,138	78,189,965
Marathon Petroleum Corp.	10,512,010	392,938,934
Noble Energy, Inc.	7,754,775	69,482,784
Occidental Petroleum Corp. (a)	14,549,541	266,256,600
ONEOK, Inc.	7,109,062	236,163,040
Phillips 66	6,720,997	483,239,684
Pioneer Natural Resources Co.	2,665,110	260,381,247
Valero Energy Corp.	6,590,765	387,668,797
Williams Cos., Inc.	19,612,408	373,028,000
		9,576,850,114
TOTAL COMMON STOCKS (Cost $16,691,478,462)		10,459,872,285
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (b) (c)	13,752,582	$13,758,083
State Street Navigator Securities Lending Portfolio II (d) (e)	1,350,569	1,350,569
TOTAL SHORT-TERM INVESTMENTS (Cost $15,108,652)		15,108,652
TOTAL INVESTMENTS — 100.0% (Cost $16,706,587,114)		10,474,980,937
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		2,603,883
NET ASSETS — 100.0%		$10,477,584,820
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,459,872,285	$—	$—	$10,459,872,285
Short-Term Investments	15,108,652	—	—	15,108,652
TOTAL INVESTMENTS	$10,474,980,937	$—	$—	$10,474,980,937
See accompanying notes to schedule of investments.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,896,062	$12,897,352	$1,008,359,363	$1,007,436,996	$(61,635)	$(1)	13,752,582	$13,758,083	$206,374
State Street Navigator Securities Lending Portfolio II	4,960,705	4,960,705	789,522,876	793,133,012	—	—	1,350,569	1,350,569	101,377
Total		$17,858,057	$1,797,882,239	$1,800,570,008	$(61,635)	$(1)		$15,108,652	$307,751
See accompanying notes to schedule of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 36.1%
Bank of America Corp.	49,554,718	$1,176,924,553
Citigroup, Inc.	13,212,380	675,152,618
Citizens Financial Group, Inc.	2,707,576	68,339,218
Comerica, Inc.	882,272	33,614,563
Fifth Third Bancorp	4,518,238	87,111,629
First Republic Bank	1,088,247	115,343,300
Huntington Bancshares, Inc.	6,436,940	58,157,753
JPMorgan Chase & Co.	19,338,315	1,818,961,909
KeyCorp (a)	6,190,508	75,400,387
M&T Bank Corp.	814,243	84,656,845
People's United Financial, Inc. (a)	2,695,095	31,182,249
PNC Financial Services Group, Inc.	2,692,557	283,283,922
Regions Financial Corp. (a)	6,073,672	67,539,233
SVB Financial Group (b)	326,951	70,467,749
Truist Financial Corp.	8,551,849	321,121,930
US Bancorp	8,699,376	320,311,024
Wells Fargo & Co.	23,679,374	606,191,974
Zions Bancorp NA	1,039,819	35,353,846
		5,929,114,702
CAPITAL MARKETS — 26.7%
Ameriprise Financial, Inc.	776,455	116,499,308
Bank of New York Mellon Corp.	5,113,776	197,647,442
BlackRock, Inc.	979,023	532,676,624
Cboe Global Markets, Inc.	696,333	64,953,942
Charles Schwab Corp. (a)	7,272,015	245,357,786
CME Group, Inc.	2,275,904	369,925,436
E*TRADE Financial Corp.	1,402,836	69,763,034
Franklin Resources, Inc. (a)	1,760,284	36,913,155
Goldman Sachs Group, Inc.	1,964,285	388,182,002
Intercontinental Exchange, Inc.	3,472,901	318,117,732
Invesco, Ltd. (a)	2,388,319	25,698,312
MarketAxess Holdings, Inc.	240,628	120,535,378
Moody's Corp.	1,023,335	281,140,825
Morgan Stanley (a)	7,600,147	367,087,100
MSCI, Inc.	539,576	180,121,260
Nasdaq, Inc.	728,834	87,073,798
Northern Trust Corp.	1,320,363	104,757,600
Raymond James Financial, Inc. (a)	774,138	53,283,919
S&P Global, Inc.	1,528,937	503,754,163
State Street Corp. (c)	2,233,810	141,958,626
T Rowe Price Group, Inc.	1,444,179	178,356,107
		4,383,803,549
CONSUMER FINANCE — 4.6%
American Express Co.	4,189,254	398,816,981
Capital One Financial Corp.	2,889,629	180,861,879
Discover Financial Services	1,943,904	97,370,152
Synchrony Financial	3,408,239	75,526,576
		752,575,588
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 13.4%
Berkshire Hathaway, Inc. Class B (b)	12,337,922	$2,202,442,456
INSURANCE — 19.1%
Aflac, Inc.	4,553,819	164,074,098
Allstate Corp.	1,993,614	193,360,622
American International Group, Inc.	5,466,258	170,437,924
Aon PLC Class A (a)	1,466,766	282,499,132
Arthur J Gallagher & Co.	1,203,471	117,326,388
Assurant, Inc.	378,655	39,111,275
Chubb, Ltd.	2,864,547	362,708,941
Cincinnati Financial Corp. (a)	957,700	61,321,531
Everest Re Group, Ltd.	253,778	52,329,024
Globe Life, Inc.	621,504	46,134,242
Hartford Financial Services Group, Inc.	2,272,646	87,610,503
Lincoln National Corp.	1,226,439	45,120,691
Loews Corp.	1,535,976	52,668,617
Marsh & McLennan Cos., Inc.	3,238,270	347,693,050
MetLife, Inc.	4,896,188	178,808,786
Principal Financial Group, Inc.	1,616,427	67,146,377
Progressive Corp.	3,714,615	297,577,808
Prudential Financial, Inc.	2,506,886	152,669,357
Travelers Cos., Inc.	1,604,559	182,999,954
Unum Group (a)	1,290,966	21,417,126
Willis Towers Watson PLC	817,087	160,925,285
WR Berkley Corp.	896,064	51,335,506
		3,135,276,237
TOTAL COMMON STOCKS (Cost $21,115,119,256)		16,403,212,532
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	31,581,990	31,594,623
State Street Navigator Securities Lending Portfolio II (c) (f)	11,465,653	11,465,653
TOTAL SHORT-TERM INVESTMENTS (Cost $43,060,276)		43,060,276
TOTAL INVESTMENTS — 100.1% (Cost $21,158,179,532)		16,446,272,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(23,666,733)
NET ASSETS — 100.0%		$16,422,606,075
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,403,212,532	$—	$—	$16,403,212,532
Short-Term Investments	43,060,276	—	—	43,060,276
TOTAL INVESTMENTS	$16,446,272,808	$—	$—	$16,446,272,808
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	2,622,937	$155,251,641	$168,712,607	$196,499,632	$(11,953,309)	$26,447,319	2,233,810	$141,958,626	$3,668,528
State Street Institutional Liquid Reserves Fund, Premier Class	31,507,466	31,510,617	680,009,547	679,908,126	(16,373)	(1,042)	31,581,990	31,594,623	276,326
State Street Navigator Securities Lending Portfolio II	18,432,206	18,432,206	616,358,812	623,325,365	—	—	11,465,653	11,465,653	78,319
Total		$205,194,464	$1,465,080,966	$1,499,733,123	$(11,969,682)	$26,446,277		$185,018,902	$4,023,173
See accompanying notes to schedule of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 16.9%
AbbVie, Inc.	10,883,759	$1,068,567,459
Alexion Pharmaceuticals, Inc. (a)	1,363,757	153,068,086
Amgen, Inc.	3,632,844	856,842,586
Biogen, Inc. (a)	1,007,839	269,647,324
Gilead Sciences, Inc.	7,744,411	595,854,982
Incyte Corp. (a)	1,104,911	114,877,597
Regeneron Pharmaceuticals, Inc. (a)	623,359	388,757,840
Vertex Pharmaceuticals, Inc. (a) (b)	1,601,264	464,862,952
		3,912,478,826
HEALTH CARE EQUIPMENT & SUPPLIES — 25.9%
Abbott Laboratories	10,922,776	998,669,410
ABIOMED, Inc. (a) (b)	277,617	67,061,163
Align Technology, Inc. (a) (b)	443,179	121,626,045
Baxter International, Inc.	3,142,396	270,560,296
Becton Dickinson & Co.	1,822,514	436,072,925
Boston Scientific Corp. (a)	8,823,267	309,784,904
Cooper Cos., Inc. (b)	303,410	86,059,212
Danaher Corp.	3,886,093	687,177,825
DENTSPLY SIRONA, Inc.	1,353,045	59,615,163
DexCom, Inc. (a) (b)	570,001	231,078,405
Edwards Lifesciences Corp. (a)	3,826,841	264,472,981
Hologic, Inc. (a)	1,594,658	90,895,506
IDEXX Laboratories, Inc. (a) (b)	524,476	173,160,996
Intuitive Surgical, Inc. (a) (b)	720,244	410,416,638
Medtronic PLC	8,283,741	759,619,050
ResMed, Inc. (b)	888,723	170,634,816
STERIS PLC (b)	524,193	80,432,174
Stryker Corp.	1,990,010	358,579,902
Teleflex, Inc. (b)	286,008	104,101,192
Varian Medical Systems, Inc. (a) (b)	561,774	68,828,550
West Pharmaceutical Services, Inc.	454,535	103,256,716
Zimmer Biomet Holdings, Inc.	1,271,157	151,725,300
		6,003,829,169
HEALTH CARE PROVIDERS & SERVICES — 19.2%
AmerisourceBergen Corp.	916,994	92,405,485
Anthem, Inc.	1,556,998	409,459,334
Cardinal Health, Inc. (b)	1,807,541	94,335,565
Centene Corp. (a)	3,576,498	227,286,448
Cigna Corp.	2,278,765	427,610,252
CVS Health Corp.	8,072,203	524,451,029
DaVita, Inc. (a) (b)	526,552	41,671,325
HCA Healthcare, Inc.	1,626,376	157,856,055
Henry Schein, Inc. (a) (b)	881,600	51,476,624
Humana, Inc. (b)	816,469	316,585,855
Laboratory Corp. of America Holdings (a)	599,968	99,660,684
McKesson Corp.	998,073	153,124,360
Quest Diagnostics, Inc. (b)	825,881	94,117,399
UnitedHealth Group, Inc.	5,855,162	1,726,980,032
Security Description	Shares	Value
Universal Health Services, Inc. Class B (b)	479,688	$44,558,218
		4,461,578,665
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (b)	1,879,557	128,843,632
LIFE SCIENCES TOOLS & SERVICES — 8.0%
Agilent Technologies, Inc.	1,906,908	168,513,460
Bio-Rad Laboratories, Inc. Class A (a)	132,009	59,600,743
Illumina, Inc. (a) (b)	908,510	336,466,678
IQVIA Holdings, Inc. (a) (b)	1,096,781	155,611,288
Mettler-Toledo International, Inc. (a) (b)	147,635	118,927,374
PerkinElmer, Inc. (b)	686,688	67,357,226
Thermo Fisher Scientific, Inc.	2,439,078	883,775,523
Waters Corp. (a) (b)	382,342	68,974,497
		1,859,226,789
PHARMACEUTICALS — 29.3%
Bristol-Myers Squibb Co.	13,973,738	821,655,795
Eli Lilly & Co.	5,201,108	853,917,912
Johnson & Johnson	16,265,399	2,287,403,061
Merck & Co., Inc. (b)	15,588,213	1,205,436,511
Mylan NV (a) (b)	3,189,723	51,290,746
Perrigo Co. PLC	841,260	46,496,440
Pfizer, Inc.	34,305,216	1,121,780,563
Zoetis, Inc.	2,933,153	401,959,287
		6,789,940,315
TOTAL COMMON STOCKS (Cost $23,716,274,542)		23,155,897,396
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	20,173,092	20,181,161
State Street Navigator Securities Lending Portfolio II (e) (f)	11,530,449	11,530,449
TOTAL SHORT-TERM INVESTMENTS (Cost $31,708,283)		31,711,610
TOTAL INVESTMENTS — 99.9% (Cost $23,747,982,825)		23,187,609,006
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		13,549,024
NET ASSETS — 100.0%		$23,201,158,030
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.

See accompanying notes to schedule of investments.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,155,897,396	$—	$—	$23,155,897,396
Short-Term Investments	31,711,610	—	—	31,711,610
TOTAL INVESTMENTS	$23,187,609,006	$—	$—	$23,187,609,006
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,480,331	$12,481,579	$868,891,315	$861,168,289	$(26,360)	$2,916	20,173,092	$20,181,161	$400,744
State Street Navigator Securities Lending Portfolio II	28,805,353	28,805,353	1,293,184,685	1,310,459,589	—	—	11,530,449	11,530,449	516,188
Total		$41,286,932	$2,162,076,000	$2,171,627,878	$(26,360)	$2,916		$31,711,610	$916,932
See accompanying notes to schedule of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 22.0%
Boeing Co.	2,441,390	$447,506,787
General Dynamics Corp.	1,058,131	158,148,259
Howmet Aerospace, Inc.	1,747,626	27,699,872
Huntington Ingalls Industries, Inc.	184,318	32,161,648
L3Harris Technologies, Inc.	983,056	166,795,112
Lockheed Martin Corp.	1,123,862	410,119,721
Northrop Grumman Corp.	705,994	217,050,795
Raytheon Technologies Corp.	6,697,686	412,711,411
Teledyne Technologies, Inc. (a)	167,062	51,947,929
Textron, Inc.	1,036,670	34,116,810
TransDigm Group, Inc.	228,990	101,225,030
		2,059,483,374
AIR FREIGHT & LOGISTICS — 6.6%
C.H. Robinson Worldwide, Inc. (b)	613,033	48,466,389
Expeditors International of Washington, Inc.	757,841	57,626,230
FedEx Corp.	1,094,516	153,473,033
United Parcel Service, Inc. Class B	3,206,398	356,487,330
		616,052,982
AIRLINES — 2.6%
Alaska Air Group, Inc.	558,458	20,249,687
American Airlines Group, Inc. (b)	2,276,415	29,752,744
Delta Air Lines, Inc. (b)	2,585,101	72,512,083
Southwest Airlines Co.	2,442,483	83,484,069
United Airlines Holdings, Inc. (a)	1,150,633	39,823,408
		245,821,991
BUILDING PRODUCTS — 5.0%
A.O. Smith Corp. (b)	615,223	28,989,308
Allegion PLC	419,986	42,930,969
Carrier Global Corp.	3,707,650	82,383,983
Fortune Brands Home & Security, Inc.	636,111	40,666,576
Johnson Controls International PLC	3,387,430	115,646,860
Masco Corp.	1,201,051	60,304,771
Trane Technologies PLC	1,089,234	96,920,041
		467,842,508
COMMERCIAL SERVICES & SUPPLIES — 5.1%
Cintas Corp.	383,755	102,216,982
Copart, Inc. (a)	940,922	78,350,575
Republic Services, Inc.	956,722	78,499,040
Rollins, Inc. (b)	641,300	27,184,707
Waste Management, Inc.	1,768,050	187,254,175
		473,505,479
CONSTRUCTION & ENGINEERING — 0.8%
Jacobs Engineering Group, Inc.	592,445	50,239,336
Quanta Services, Inc.	626,811	24,589,796
		74,829,132
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 5.7%
AMETEK, Inc.	1,044,805	$93,374,223
Eaton Corp. PLC	1,821,587	159,352,431
Emerson Electric Co.	2,720,853	168,774,511
Rockwell Automation, Inc.	527,399	112,335,987
		533,837,152
INDUSTRIAL CONGLOMERATES — 14.2%
3M Co.	2,619,329	408,589,131
General Electric Co.	39,833,115	272,060,176
Honeywell International, Inc.	3,196,163	462,133,208
Roper Technologies, Inc.	475,417	184,585,404
		1,327,367,919
MACHINERY — 18.7%
Caterpillar, Inc.	2,464,654	311,778,731
Cummins, Inc.	671,814	116,398,494
Deere & Co.	1,424,713	223,893,648
Dover Corp.	655,508	63,295,853
Flowserve Corp.	592,790	16,906,371
Fortive Corp.	1,349,805	91,327,806
IDEX Corp.	343,332	54,260,189
Illinois Tool Works, Inc.	1,309,108	228,897,534
Ingersoll Rand, Inc. (a)	1,574,657	44,279,355
Otis Worldwide Corp.	1,853,850	105,409,911
PACCAR, Inc.	1,574,418	117,845,187
Parker-Hannifin Corp.	584,524	107,125,714
Pentair PLC	754,658	28,669,457
Snap-on, Inc. (b)	247,534	34,285,934
Stanley Black & Decker, Inc.	701,938	97,836,118
Westinghouse Air Brake Technologies Corp.	823,232	47,393,466
Xylem, Inc.	819,320	53,223,027
		1,742,826,795
PROFESSIONAL SERVICES — 4.4%
Equifax, Inc.	552,831	95,020,592
IHS Markit, Ltd.	1,816,499	137,145,675
Nielsen Holdings PLC	1,623,363	24,123,174
Robert Half International, Inc.	521,900	27,571,977
Verisk Analytics, Inc.	738,925	125,765,035
		409,626,453
ROAD & RAIL — 12.4%
CSX Corp.	3,485,743	243,095,717
JB Hunt Transport Services, Inc.	384,213	46,236,192
Kansas City Southern	432,655	64,591,065
Norfolk Southern Corp.	1,166,607	204,821,191
Old Dominion Freight Line, Inc.	429,645	72,863,496
Union Pacific Corp.	3,090,100	522,443,207
		1,154,050,868
TRADING COMPANIES & DISTRIBUTORS — 2.4%
Fastenal Co.	2,608,541	111,749,896
United Rentals, Inc. (a)	328,128	48,904,197

See accompanying notes to schedule of investments.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	197,293	$61,981,569
		222,635,662
TOTAL COMMON STOCKS (Cost $12,016,888,470)		9,327,880,315
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d) (Cost $8,317,917)	8,314,876	8,318,202
TOTAL INVESTMENTS — 100.0% (Cost $12,025,206,387)		9,336,198,517
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		4,313,562
NET ASSETS — 100.0%		$9,340,512,079

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,327,880,315	$—	$—	$9,327,880,315
Short-Term Investment	8,318,202	—	—	8,318,202
TOTAL INVESTMENTS	$9,336,198,517	$—	$—	$9,336,198,517
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,868,611	$6,869,298	$243,978,232	$242,508,825	$(20,771)	$268	8,314,876	$8,318,202	$138,620
State Street Navigator Securities Lending Portfolio II	57,921,882	57,921,882	429,562,090	487,483,972	—	—	—	—	189,425
Total		$64,791,180	$673,540,322	$729,992,797	$(20,771)	$268		$8,318,202	$328,045
See accompanying notes to schedule of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 69.4%
Air Products & Chemicals, Inc.	1,321,575	$319,107,499
Albemarle Corp. (a)	663,602	51,236,710
Celanese Corp.	737,859	63,706,746
CF Industries Holdings, Inc.	1,334,307	37,547,399
Corteva, Inc. (b)	4,670,685	125,127,651
Dow, Inc.	4,109,251	167,493,071
DuPont de Nemours, Inc.	3,321,372	176,464,494
Eastman Chemical Co.	848,181	59,067,325
Ecolab, Inc.	1,479,833	294,412,775
FMC Corp.	807,920	80,484,990
International Flavors & Fragrances, Inc. (a)	666,845	81,661,839
Linde PLC	3,142,708	666,599,794
LyondellBasell Industries NV Class A	1,603,654	105,392,141
Mosaic Co.	2,176,315	27,225,701
PPG Industries, Inc.	1,472,430	156,165,926
Sherwin-Williams Co.	483,570	279,430,925
		2,691,124,986
CONSTRUCTION MATERIALS — 4.5%
Martin Marietta Materials, Inc.	388,413	80,234,473
Vulcan Materials Co.	826,523	95,752,690
		175,987,163
CONTAINERS & PACKAGING — 13.5%
Amcor PLC	9,826,273	100,326,247
Avery Dennison Corp.	519,912	59,316,760
Ball Corp.	2,034,632	141,386,578
International Paper Co.	2,452,997	86,370,024
Packaging Corp. of America	591,900	59,071,620
Sealed Air Corp.	971,507	31,914,005
Westrock Co.	1,618,040	45,725,811
		524,111,045
Security Description	Shares	Value
METALS & MINING — 12.4%
Freeport-McMoRan, Inc.	9,061,933	$104,846,565
Newmont Corp.	4,802,708	296,519,192
Nucor Corp.	1,879,380	77,825,126
		479,190,883
TOTAL COMMON STOCKS (Cost $4,370,949,697)		3,870,414,077
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	1,721,908	1,722,597
State Street Navigator Securities Lending Portfolio II (e) (f)	23,580,936	23,580,936
TOTAL SHORT-TERM INVESTMENTS (Cost $25,303,491)		25,303,533
TOTAL INVESTMENTS — 100.5% (Cost $4,396,253,188)		3,895,717,610
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(19,002,273)
NET ASSETS — 100.0%		$3,876,715,337
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,870,414,077	$—	$—	$3,870,414,077
Short-Term Investments	25,303,533	—	—	25,303,533
TOTAL INVESTMENTS	$3,895,717,610	$—	$—	$3,895,717,610
See accompanying notes to schedule of investments.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,045,819	$1,045,923	$89,261,512	$88,573,600	$(11,280)	$42	1,721,908	$1,722,597	$41,472
State Street Navigator Securities Lending Portfolio II	72,906,398	72,906,398	506,779,126	556,104,588	—	—	23,580,936	23,580,936	406,028
Total		$73,952,321	$596,040,638	$644,678,188	$(11,280)	$42		$25,303,533	$447,500
See accompanying notes to schedule of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.6%
Alexandria Real Estate Equities, Inc. REIT	690,866	$112,093,009
American Tower Corp. REIT	2,426,884	627,446,589
Apartment Investment and Management Co. Class A REIT	813,301	30,612,650
AvalonBay Communities, Inc. REIT	770,407	119,135,739
Boston Properties, Inc. REIT	791,000	71,490,580
Crown Castle International Corp. REIT	2,281,477	381,805,176
Digital Realty Trust, Inc. REIT	1,468,890	208,743,958
Duke Realty Corp. REIT	2,016,728	71,372,004
Equinix, Inc. REIT	484,543	340,294,549
Equity Residential REIT	1,914,938	112,636,653
Essex Property Trust, Inc. REIT	358,076	82,060,277
Extra Space Storage, Inc. REIT	706,658	65,273,999
Federal Realty Investment Trust REIT	387,925	33,055,089
Healthpeak Properties, Inc. REIT	2,946,794	81,213,643
Host Hotels & Resorts, Inc. REIT	3,850,942	41,551,664
Iron Mountain, Inc. REIT (a)	1,572,626	41,045,539
Kimco Realty Corp. REIT	2,367,879	30,403,566
Mid-America Apartment Communities, Inc. REIT	626,060	71,790,300
Prologis, Inc. REIT	4,043,368	377,367,535
Public Storage REIT	822,972	157,920,097
Realty Income Corp. REIT	1,880,074	111,864,403
Regency Centers Corp. REIT	928,677	42,616,988
SBA Communications Corp. REIT	611,098	182,058,316
Simon Property Group, Inc. REIT	1,673,852	114,458,000
SL Green Realty Corp. REIT (a)	418,153	20,610,761
UDR, Inc. REIT	1,614,377	60,345,412
Ventas, Inc. REIT	2,042,416	74,793,274
Vornado Realty Trust REIT	866,646	33,114,544
Welltower, Inc. REIT	2,285,543	118,276,850
Security Description	Shares	Value
Weyerhaeuser Co. REIT	4,085,070	$91,750,672
		3,907,201,836
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
CBRE Group, Inc. Class A (b)	1,834,848	82,971,827
TOTAL COMMON STOCKS (Cost $4,557,037,723)		3,990,173,663
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	1,382,537	1,383,090
State Street Navigator Securities Lending Portfolio II (e) (f)	25,127,274	25,127,274
TOTAL SHORT-TERM INVESTMENTS (Cost $26,510,364)		26,510,364
TOTAL INVESTMENTS — 100.4% (Cost $4,583,548,087)		4,016,684,027
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(15,826,103)
NET ASSETS — 100.0%		$4,000,857,924
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,990,173,663	$—	$—	$3,990,173,663
Short-Term Investments	26,510,364	—	—	26,510,364
TOTAL INVESTMENTS	$4,016,684,027	$—	$—	$4,016,684,027
See accompanying notes to schedule of investments.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,560,491	$7,561,247	$126,207,333	$132,380,876	$(4,467)	$(147)	1,382,537	$1,383,090	$18,446
State Street Navigator Securities Lending Portfolio II	16,954,517	16,954,517	313,020,498	304,847,741	—	—	25,127,274	25,127,274	33,465
Total		$24,515,764	$439,227,831	$437,228,617	$(4,467)	$(147)		$26,510,364	$51,911
See accompanying notes to schedule of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 3.5%
Arista Networks, Inc. (a)	242,320	$50,894,470
Cisco Systems, Inc.	19,115,586	891,550,931
F5 Networks, Inc. (a)	274,430	38,277,496
Juniper Networks, Inc.	1,492,539	34,119,442
Motorola Solutions, Inc.	766,577	107,420,435
		1,122,262,774
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Amphenol Corp. Class A	1,333,782	127,789,653
CDW Corp.	641,511	74,530,748
Corning, Inc.	3,421,168	88,608,251
FLIR Systems, Inc.	589,429	23,913,135
IPG Photonics Corp. (a)	160,349	25,718,376
Keysight Technologies, Inc. (a)	843,058	84,963,385
TE Connectivity, Ltd.	1,486,769	121,246,012
Zebra Technologies Corp. Class A (a)	239,299	61,248,579
		608,018,139
IT SERVICES — 20.8%
Accenture PLC Class A	2,871,401	616,547,223
Akamai Technologies, Inc. (a)	731,481	78,334,300
Automatic Data Processing, Inc.	1,937,194	288,428,815
Broadridge Financial Solutions, Inc.	517,471	65,299,665
Cognizant Technology Solutions Corp. Class A	2,436,580	138,446,476
DXC Technology Co.	1,142,962	18,858,873
Fidelity National Information Services, Inc.	2,784,933	373,431,666
Fiserv, Inc. (a)	2,534,895	247,456,450
FleetCor Technologies, Inc. (a)	377,727	95,009,672
Gartner, Inc. (a)	401,705	48,738,868
Global Payments, Inc.	1,348,215	228,684,228
International Business Machines Corp.	4,002,063	483,329,148
Jack Henry & Associates, Inc.	345,364	63,557,337
Leidos Holdings, Inc.	601,815	56,372,011
Mastercard, Inc. Class A	3,983,644	1,177,963,531
Paychex, Inc.	1,439,031	109,006,598
PayPal Holdings, Inc. (a)	5,292,442	922,102,170
VeriSign, Inc. (a)	458,402	94,811,286
Visa, Inc. Class A (b)	7,604,595	1,468,979,616
Western Union Co. (b)	1,852,096	40,042,316
		6,615,400,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.4%
Advanced Micro Devices, Inc. (a)	5,279,148	277,735,976
Analog Devices, Inc.	1,660,674	203,665,059
Applied Materials, Inc.	4,131,015	249,719,857
Broadcom, Inc.	1,802,094	568,758,887
Intel Corp.	19,084,546	1,141,828,387
KLA Corp.	698,895	135,921,100
Security Description	Shares	Value
Lam Research Corp.	654,369	$211,662,197
Maxim Integrated Products, Inc.	1,201,790	72,840,492
Microchip Technology, Inc. (b)	1,105,807	116,452,535
Micron Technology, Inc. (a)	5,013,182	258,279,137
NVIDIA Corp.	2,772,729	1,053,387,474
Qorvo, Inc. (a)	517,126	57,157,937
QUALCOMM, Inc.	5,070,525	462,482,585
Skyworks Solutions, Inc.	751,979	96,148,035
Texas Instruments, Inc.	4,136,920	525,264,733
Xilinx, Inc.	1,096,074	107,842,721
		5,539,147,112
SOFTWARE — 34.1%
Adobe, Inc. (a)	2,171,702	945,363,597
ANSYS, Inc. (a)	387,244	112,970,692
Autodesk, Inc. (a)	988,097	236,342,921
Cadence Design Systems, Inc. (a)	1,258,386	120,754,721
Citrix Systems, Inc.	523,061	77,365,952
Fortinet, Inc. (a)	604,804	83,021,445
Intuit, Inc.	1,175,415	348,146,169
Microsoft Corp.	34,182,100	6,956,399,171
NortonLifeLock, Inc.	2,442,597	48,436,698
Oracle Corp.	9,381,744	518,528,991
Paycom Software, Inc. (a)	217,520	67,372,470
salesforce.com, Inc. (a)	4,061,193	760,783,285
ServiceNow, Inc. (a)	859,611	348,194,032
Synopsys, Inc. (a)	679,680	132,537,600
Tyler Technologies, Inc. (a)	179,310	62,199,053
		10,818,416,797
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.1%
Apple, Inc.	18,364,643	6,699,421,767
Hewlett Packard Enterprise Co.	5,790,952	56,345,963
HP, Inc.	6,445,524	112,345,483
NetApp, Inc.	996,869	44,231,078
Seagate Technology PLC	1,018,007	49,281,719
Western Digital Corp.	1,350,982	59,645,855
Xerox Holdings Corp.	824,884	12,612,476
		7,033,884,341
TOTAL COMMON STOCKS (Cost $25,702,762,519)		31,737,129,412
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	48,280,963	48,300,275

See accompanying notes to schedule of investments.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,727,450	$2,727,450
TOTAL SHORT-TERM INVESTMENTS (Cost $51,005,339)		51,027,725
TOTAL INVESTMENTS — 100.0% (Cost $25,753,767,858)		31,788,157,137
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(2,589,981)
NET ASSETS — 100.0%		$31,785,567,156
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$31,737,129,412	$—	$—	$31,737,129,412
Short-Term Investments	51,027,725	—	—	51,027,725
TOTAL INVESTMENTS	$31,788,157,137	$—	$—	$31,788,157,137
Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,116,854	$44,121,266	$502,080,723	$497,852,475	$(71,490)	$22,251	48,280,963	$48,300,275	$418,147
State Street Navigator Securities Lending Portfolio II	130,802,180	130,802,180	465,073,314	593,148,044	—	—	2,727,450	2,727,450	168,984
Total		$174,923,446	$967,154,037	$1,091,000,519	$(71,490)	$22,251		$51,027,725	$587,131
See accompanying notes to schedule of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 62.0%
Alliant Energy Corp.	3,515,968	$168,203,909
American Electric Power Co., Inc.	6,983,731	556,184,337
Duke Energy Corp. (a)	10,355,363	827,289,950
Edison International	5,325,957	289,252,725
Entergy Corp. (a)	2,820,597	264,600,204
Evergy, Inc.	3,195,210	189,444,001
Eversource Energy	4,741,125	394,793,479
Exelon Corp. (a)	13,731,096	498,301,474
FirstEnergy Corp.	7,634,338	296,059,628
NextEra Energy, Inc.	6,897,216	1,656,504,367
NRG Energy, Inc. (a)	3,439,592	111,993,115
Pinnacle West Capital Corp. (a)	1,585,180	116,177,842
PPL Corp. (a)	10,833,293	279,932,291
Southern Co. (a)	14,880,383	771,547,858
Xcel Energy, Inc. (a)	7,398,580	462,411,250
		6,882,696,430
GAS UTILITIES — 1.5%
Atmos Energy Corp. (a)	1,723,613	171,637,383
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.2%
AES Corp.	9,369,716	135,767,185
MULTI-UTILITIES — 32.1%
Ameren Corp. (a)	3,479,086	244,788,491
CenterPoint Energy, Inc. (a)	7,675,608	143,303,601
CMS Energy Corp.	4,033,389	235,630,585
Consolidated Edison, Inc. (a)	4,708,083	338,652,410
Dominion Energy, Inc. (a)	11,826,525	960,077,300
DTE Energy Co.	2,714,251	291,781,983
NiSource, Inc. (a)	5,394,253	122,665,313
Public Service Enterprise Group, Inc. (a)	7,125,197	350,274,685
Security Description	Shares	Value
Sempra Energy	4,122,386	$483,267,311
WEC Energy Group, Inc. (a)	4,445,051	389,608,720
		3,560,050,399
WATER UTILITIES — 2.9%
American Water Works Co., Inc. (a)	2,550,975	328,208,443
TOTAL COMMON STOCKS (Cost $12,830,408,040)		11,078,359,840
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (b) (c)	8,245,377	8,248,675
State Street Navigator Securities Lending Portfolio II (d) (e)	12,063,570	12,063,570
TOTAL SHORT-TERM INVESTMENTS (Cost $20,305,053)		20,312,245
TOTAL INVESTMENTS — 99.9% (Cost $12,850,713,093)		11,098,672,085
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,288,861
NET ASSETS — 100.0%		$11,104,960,946
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,078,359,840	$—	$—	$11,078,359,840
Short-Term Investments	20,312,245	—	—	20,312,245
TOTAL INVESTMENTS	$11,098,672,085	$—	$—	$11,098,672,085
See accompanying notes to schedule of investments.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/19	Value at 9/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,627,998	$8,628,861	$463,523,955	$463,859,131	$(52,202)	$7,192	8,245,377	$8,248,675	$211,368
State Street Navigator Securities Lending Portfolio II	—	—	780,431,586	768,368,016	—	—	12,063,570	12,063,570	96,841
Total		$8,628,861	$1,243,955,541	$1,232,227,147	$(52,202)	$7,192		$20,312,245	$308,209
See accompanying notes to schedule of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
June 30, 2020 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.